Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2012
Accrued Liabilities [Text Block]
Note 11 - Accrued Liabilities

	January 31,	January 31,
	2012	2011
Accrued compensation and benefits	6,284	5,950
Amounts payable to former shareholders of prior acquisitions	390	391
Accrued purchase price consideration and other acquisition-related costs	792	264
Other accrued liabilities	4,781	4,737
	12,247	11,342